Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 3,560,925	¥ 3,190,556
Deductible tax losses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	581,325	1,047,234
Provision for asset impairments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,368,693	939,239
Employee benefit payables [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	626,048	563,567
Accrued expenses and provisions [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	528,660	430,965
Unexercised sharebased payment [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	117,508	75,345
Guarantee liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	187,169	60,687
Consolidation adjustments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	51,959	40,446
Servicing liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross		6,790
Advertising and business promotion fees [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	499	559
Others [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 99,064	¥ 25,724